INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Equity Investments in Subsidiaries (Detail) - shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Agri Tech Investments Argentina S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	199,937	199,937
Interest	100.00%	100.00%
Agri Tech Investments LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	100	100
Interest	100.00%	100.00%
Banco de Galicia y Buenos Aires S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	668,549,353	668,549,353
Interest	100.00%	100.00%
Galicia Asset Management S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	20,000	20,000
Interest	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	71,310	71,310
Interest	100.00%	100.00%
Galicia Capital US LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,000	1,000
Interest	100.00%	100.00%
Galicia Holdings US Inc.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,000	1,000
Interest	100.00%	100.00%
Galicia Investments LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	100	100
Interest	100.00%	100.00%
Galicia Retiro Compañía de Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	27,727,278	27,727,278
Interest	100.00%	100.00%
Galicia Securities S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	95,392,000	95,392,000
Interest	100.00%	100.00%
Galicia Seguros S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,830,887	1,830,887
Interest	100.00%	100.00%
Galicia Ventures LP
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,000	1,000
Interest	100.00%	100.00%
Galicia Warrants S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,000,000	1,000,000
Interest	100.00%	100.00%
Nera Uruguay S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	30,133	10,000
Interest	100.00%	100.00%
Nera Paraguay S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,000	0
Interest	100.00%	0.00%
IGAM LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	100	100
Interest	100.00%	100.00%
INVIU S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	809,611,333	809,611,333
Interest	100.00%	100.00%
INVIU Capital Markets Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1	1
Interest	100.00%	100.00%
INVIU Manager Investment Ltd.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1	0
Interest	100.00%	0.00%
INVIU México S.A.P.I. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,500	0
Interest	100.00%	0.00%
INVIU Perú S.A.B. S.A.C.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	2,439,992	0
Interest	99.00%	0.00%
INVIU Technology Limited
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1	1
Interest	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	300,000,000	300,000,000
Interest	100.00%	100.00%
Vestly Asset Management LLC
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	100	0
Interest	100.00%	0.00%
Vestly México S.A. de C.V.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,500	0
Interest	100.00%	0.00%
Naranja Digital Compañía Financiera S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,712,567,500	1,712,567,500
Interest	100.00%	100.00%
Sudamericana Holding S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	32,717,429	32,717,429
Interest	100.00%	100.00%
Sudamericana Seguros Galicia S.A. (ex Seguros SURA S.A.)
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	4,512,697,946	4,512,697,946
Interest	99.00%	99.00%
Tarjeta Naranja S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	2,896	2,896
Interest	100.00%	100.00%
Tarjetas Regionales S.A.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	1,756,704,458	1,756,704,458
Interest	100.00%	100.00%
Well Assistance S.A.U.
Disclosure of subsidiaries [line items]
Direct and Indirect Holding	100,000	100,000
Interest	100.00%	100.00%